Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	3.00%	3.00%
Weighted average cost of capital post tax discount rate percentage	6.50%
Weighted average cost of capital pre-tax discount rate percentage	8.00%
Impairment loss recognised in profit or loss, property, plant and equipment	£ 103	£ 443	£ 669
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	74	29
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	46	398
Research and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	3	3
Selling general and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	54	42
Major restructuring programmes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	£ 20	£ 343